Material Accounting Policies and Judgments - Revisions of Previously Issued Financial Statements (Details) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Feb. 20, 2024	Mar. 31, 2023 CAD ($) $ / shares		Mar. 31, 2024 CAD ($) $ / shares	Jun. 30, 2022 CAD ($)
Consolidated Statements of Financial Position
Deficit		$ (6,292,265)		$ (6,367,936)	$ (6,034,864)
Accounts payable and accrued liabilities		71,257		58,563
Condensed Consolidated Interim Statements of Loss and Comprehensive Loss
Cost of sales		146,840	[1]	192,668
Gross profit (loss) before fair value adjustments		26,848	[1]	77,613
Gross profit		7,654	[1]	131,460
Income before income taxes and discontinued operations		(198,412)	[1]	(59,599)
Net loss from continuing operations		(183,228)	[1]	(59,045)
Net loss from continuing operations attributable to Aurora shareholders		(175,930)	[1]	(55,301)
Comprehensive loss		$ (205,782)	[1]	$ (63,019)
Basic loss per share (in CAD per share) | $ / shares		$ (6.13)	[1]	$ (1.52)
Diluted loss per share (in CAD per share) | $ / shares		(6.13)	[1]	(1.52)
Basic loss per share, continuing operations (in CAD per share) | $ / shares		(5.45)	[1]	(1.28)
Diluted loss per share, continuing operations (in CAD per share) | $ / shares		(5.45)	[1]	(1.28)
Basic loss per share, discontinued operations (in CAD per share) | $ / shares		(0.68)	[1]	(0.24)
Diluted loss per share, discontinued operations (in CAD per share) | $ / shares		$ (0.68)	[1]	$ (0.24)
Reverse stock split conversion ratio	0.1
Consolidated Statements of Cash Flows
Net income (loss) from continuing operations		$ (183,228)	[1]	$ (59,045)
Changes in non-cash working capital		(24,836)	[2]	(15,627)
Net cash used in operating activities		(115,805)	[2]	$ (68,508)
Aggregate continuing and discontinued operations
Condensed Consolidated Interim Statements of Loss and Comprehensive Loss
Cost of sales		149,678
Gross profit (loss) before fair value adjustments		25,290
Gross profit		1,932
Income before income taxes and discontinued operations		(220,375)
Net loss from continuing operations		(205,138)
Net loss from continuing operations attributable to Aurora shareholders		(197,840)
Comprehensive loss		$ (205,782)
Basic loss per share (in CAD per share) | $ / shares		$ (6.13)
Diluted loss per share (in CAD per share) | $ / shares		(6.13)
Basic loss per share, continuing operations (in CAD per share) | $ / shares		(5.45)
Diluted loss per share, continuing operations (in CAD per share) | $ / shares		(5.45)
Basic loss per share, discontinued operations (in CAD per share) | $ / shares		(0.68)
Diluted loss per share, discontinued operations (in CAD per share) | $ / shares		$ (0.68)
Consolidated Statements of Cash Flows
Net income (loss) from continuing operations		$ (205,138)
Changes in non-cash working capital		(26,273)
Net cash used in operating activities		(115,821)
As previously reported
Consolidated Statements of Financial Position
Deficit		(6,296,833)			(6,038,275)
Accounts payable and accrued liabilities		75,825
Condensed Consolidated Interim Statements of Loss and Comprehensive Loss
Cost of sales		150,835
Gross profit (loss) before fair value adjustments		24,133
Gross profit		775
Income before income taxes and discontinued operations		(221,532)
Net loss from continuing operations		(206,295)
Net loss from continuing operations attributable to Aurora shareholders		(198,997)
Comprehensive loss		$ (206,939)
Basic loss per share (in CAD per share) | $ / shares		$ (6.17)
Diluted loss per share (in CAD per share) | $ / shares		(6.17)
Basic loss per share, continuing operations (in CAD per share) | $ / shares		(5.49)
Diluted loss per share, continuing operations (in CAD per share) | $ / shares		(5.49)
Basic loss per share, discontinued operations (in CAD per share) | $ / shares		(0.68)
Diluted loss per share, discontinued operations (in CAD per share) | $ / shares		$ (0.68)
Consolidated Statements of Cash Flows
Net income (loss) from continuing operations		$ (206,295)
Changes in non-cash working capital		(25,116)
Net cash used in operating activities		(115,821)
Adjustments
Consolidated Statements of Financial Position
Deficit		4,568			$ 3,411
Accounts payable and accrued liabilities		(4,568)
Condensed Consolidated Interim Statements of Loss and Comprehensive Loss
Cost of sales		(1,157)
Gross profit (loss) before fair value adjustments		1,157
Gross profit		1,157
Income before income taxes and discontinued operations		1,157
Net loss from continuing operations		1,157
Net loss from continuing operations attributable to Aurora shareholders		1,157
Comprehensive loss		$ 1,157
Basic loss per share (in CAD per share) | $ / shares		$ 0.04
Diluted loss per share (in CAD per share) | $ / shares		0.04
Basic loss per share, continuing operations (in CAD per share) | $ / shares		0.04
Diluted loss per share, continuing operations (in CAD per share) | $ / shares		0.04
Basic loss per share, discontinued operations (in CAD per share) | $ / shares		0
Diluted loss per share, discontinued operations (in CAD per share) | $ / shares		$ 0
Consolidated Statements of Cash Flows
Net income (loss) from continuing operations		$ 1,157
Changes in non-cash working capital		(1,157)
Net cash used in operating activities		$ 0

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).
[2]	Comparative information has been adjusted due to discontinued operations see Note 11(b).